UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7482

        Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 22.5% (14.2% of Total Investments)
$ 1,045	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	5/09 at 102.00	N/R	$953,646
	Thiel College, Series 1999A, 5.375%, 11/15/29 – ACA Insured
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	212,480
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	Aaa	1,330,307
	University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,041,105
	Morris University, Series 2006A, 4.750%, 2/15/26
3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	10/08 at 102.00	BB+	2,947,170
	Immaculata College, Series 1998, 5.625%, 10/15/27
1,070	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College,	5/17 at 100.00	AAA	1,048,600
	Series 2007G-G1, 4.500%, 5/01/37 – MBIA Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	1,660,042
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	812,804
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University,
	Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	Aaa	1,852,653
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	Aaa	1,466,910
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	Aaa	1,086,600
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	AA	708,013
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	AA	242,030
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	AAA	3,172,333
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	1,425,060
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	AA	323,833
	RAAI Insured
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	4,335,533
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,251,372
	2006, 4.750%, 5/01/31
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	3,167,070
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,859,705
	University, Series 2002, 5.000%, 1/01/32
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA	2,065,900
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	AA	1,363,356
	2003, 5.500%, 1/01/24 – RAAI Insured
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	AAA	809,328
	Series 2005EE1, 5.250%, 11/01/27 – XLCA Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	AAA	945,270
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – XLCA Insured
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	AA	10,457,218
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
470	5.250%, 1/01/27	1/17 at 100.00	BBB	451,731
790	5.375%, 1/01/32	1/17 at 100.00	BBB	744,385
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	Aaa	1,666,205
	Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	819,105
	Bucknell University, Series 2002A, 5.250%, 4/01/19

49,505	Total Education and Civic Organizations			50,219,764

	Health Care – 11.6% (7.4% of Total Investments)
1,455	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	1,325,985
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	AAA	1,307,982
	2002, 5.250%, 11/01/16 – AMBAC Insured
1,175	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	AAA	1,163,238
	2007, 5.000%, 11/01/37 – CIFG Insured
	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster
	General Hospital Project, Series 2007A:
1,885	5.000%, 3/15/26	3/17 at 100.00	AA–	1,910,391
750	5.000%, 3/15/31	3/17 at 100.00	AA–	750,233
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BBB	5,154,200
	Hospital Project, Series 2002, 5.900%, 11/15/28
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,318,625
	Series 2004A, 5.500%, 11/01/24
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	4,614,742
	Series 2007, 5.000%, 11/01/30 – AGC Insured
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	BBB+	608,199
	Series 2007, 5.125%, 1/01/37
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and
	Warne Clinic, Series 1998:
2,000	5.500%, 7/01/18	7/08 at 100.00	BB–	1,950,420
2,000	5.625%, 7/01/24	7/08 at 100.00	BB–	1,903,220
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,
	Series 2002A:
1,700	5.250%, 7/01/14 – AMBAC Insured	7/12 at 100.00	AAA	1,824,678
1,200	5.250%, 7/01/15 – AMBAC Insured	7/12 at 100.00	AAA	1,278,888
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	478,643
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	329,541

25,605	Total Health Care			25,918,985

	Housing/Multifamily – 5.2% (3.3% of Total Investments)
3,455	Bucks County Redevelopment Authority, Pennsylvania, Section 8 Assisted Second Lien Multifamily	2/08 at 100.00	Baa2	3,458,835
	Mortgage Revenue Bonds, Country Commons Apartments, Series 1993A, 6.200%, 8/01/14
	(Alternative Minimum Tax)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue	4/12 at 100.00	AAA	2,052,160
	Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22)
	(Alternative Minimum Tax)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – XLCA Insured	7/15 at 100.00	AAA	2,109,522
3,400	5.000%, 7/01/37 – XLCA Insured	7/15 at 100.00	AAA	3,320,508
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	733,325
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

11,630	Total Housing/Multifamily			11,674,350

	Housing/Single Family – 6.0% (3.8% of Total Investments)
915	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/10 at 100.00	Aaa	932,660
	Program Single Family Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32
	(Alternative Minimum Tax)
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	3,816,360
	4.900%, 10/01/37 (Alternative Minimum Tax)
265	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1998-62A,	6/08 at 101.50	AA+	268,755
	5.500%, 10/01/22 (Alternative Minimum Tax)
1,410	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	1,398,875
	4.950%, 10/01/26 (Alternative Minimum Tax)
3,295	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	3,262,610
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,293,266
	4.600%, 10/01/27 (Alternative Minimum Tax)
1,710	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,634,982
	4.850%, 10/01/31 (Alternative Minimum Tax)
765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/08 at 101.00	AAA	775,909
	6.200%, 10/01/21 (Alternative Minimum Tax)

13,715	Total Housing/Single Family			13,383,417

	Industrials – 3.2% (2.0% of Total Investments)
2,000	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	4/08 at 100.00	BB–	1,999,760
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A2	2,067,040
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	3,048,623
	2002, 5.500%, 7/01/17 – AMBAC Insured

6,750	Total Industrials			7,115,423

	Long-Term Care – 7.1% (4.5% of Total Investments)
1,100	Chester County Health and Education Facilities Authority, Pennsylvania, Mortgage Revenue	12/08 at 100.00	BBB–	1,101,012
	Refunding Bonds, Tel Hai Obligated Group, Series 1998, 5.500%, 6/01/25
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	4,469,191
	Ministries, Series 2007, 5.000%, 1/01/36
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	AA	1,017,530
	Series 2003A, 5.000%, 12/01/22 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A+	1,558,411
620	5.000%, 11/01/36	11/16 at 100.00	A+	614,346
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber
	Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	2/08 at 100.00	AA	1,045,390
2,000	5.900%, 12/01/30 – RAAI Insured	12/10 at 100.00	AA	2,047,480
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	6/08 at 100.00	BB+	1,136,618
	Services Inc., Series 1998A, 5.250%, 6/01/28
	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities
	Revenue Bonds, Paul’s Run, Series 1998A:
1,350	5.750%, 5/15/18	5/08 at 102.00	N/R	1,352,160
1,650	5.875%, 5/15/28	5/08 at 102.00	N/R	1,595,220

16,420	Total Long-Term Care			15,937,358

	Materials – 2.8% (1.8% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,183,991
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
500	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	9/10 at 101.00	BBB	517,520
	Refunding Bonds, Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	4,443,705
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

6,190	Total Materials			6,145,216

	Tax Obligation/General – 22.5% (14.3% of Total Investments)
8,300	Bensalem Township School District, Bucks County, Pennsylvania, General Obligation Bonds,	6/17 at 100.00	A1	8,163,672
	Series 2007, 4.500%, 6/15/28 – FGIC Insured (UB)
2,120	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aaa	2,233,356
	5.000%, 5/15/23 – MBIA Insured
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – FSA Insured	5/16 at 75.56	AAA	899,903
2,750	0.000%, 11/01/22 – FSA Insured	5/16 at 73.64	AAA	1,378,108
2,750	0.000%, 5/01/23 – FSA Insured	5/16 at 71.71	AAA	1,322,833
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,
	Series 2007:
2,260	5.000%, 9/01/23	9/17 at 100.00	Aaa	2,459,965
55	5.000%, 9/01/24	9/17 at 100.00	Aaa	59,546
4,565	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	4/17 at 100.00	AAA	4,753,763
	2007, 5.000%, 4/01/37 – FSA Insured
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds,	3/10 at 100.00	AAA	1,045,090
	Series 2000, 5.600%, 3/01/25 – MBIA Insured
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aaa	2,248,266
	Series 2006, 5.000%, 5/15/24 – FSA Insured
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 9.417%, 3/01/27 (IF)	3/17 at 100.00	AA	5,227,650
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA	3,559,808
2,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA	2,212,380
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aaa	1,585,050
	6/01/34 – FGIC Insured
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	3,080,943
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	Aaa	1,929,930
	0.000%, 1/15/32 – FGIC Insured
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
360	5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	Aaa	393,221
490	5.250%, 11/01/22 – FGIC Insured	11/13 at 100.00	Aaa	522,708
1,500	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aaa	1,501,470
	District, Series 2003, 4.000%, 5/01/21 – FSA Insured
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,637,906
	Series 2001A, 5.000%, 4/01/19 – FSA Insured
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,555,204
	Series 2005D, 5.000%, 9/01/17 – FSA Insured
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AAA	2,479,128
	MBIA Insured

56,295	Total Tax Obligation/General			50,249,900

	Tax Obligation/Limited – 7.6% (4.8% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	Aaa	1,517,085
	2005, 5.000%, 1/15/36 – FGIC Insured
5,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	5,530,392
	11/15/17 – FSA Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	AAA	6,436,560
	7/01/29 – AMBAC Insured
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Aaa	783,734
	0.000%, 7/01/32 – FGIC Insured
2,405	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	2,659,690
	5.500%, 7/01/19 – MBIA Insured

17,800	Total Tax Obligation/Limited			16,927,461

	Transportation – 19.4% (12.3% of Total Investments)
650	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	700,343
	Series 2003, 5.250%, 7/01/17
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	4,609,200
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	AAA	3,652,721
	AMBAC Insured
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	AAA	2,826,408
	AMBAC Insured
3,250	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – MBIA	6/15 at 100.00	AAA	3,015,220
	Insured (Alternative Minimum Tax)
10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	Aaa	10,119,297
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative
	Minimum Tax)
6,525	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	6/08 at 100.00	Aaa	6,533,483
	Bonds, Series 2001A, 5.350%, 12/01/26 – AMBAC Insured
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	Aaa	2,084,720
	5.000%, 12/01/23 – FGIC Insured
730	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	AA	727,715
	6/01/39 – RAAI Insured
2,355	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	Aaa	2,399,910
	5.000%, 9/15/33 – FGIC Insured
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Aaa	6,694,975
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured

43,065	Total Transportation			43,363,992

	U.S. Guaranteed – 22.1% (14.0% of Total Investments) (4)
1,695	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AAA	1,855,737
	5.500%, 12/01/30 (Pre-refunded 12/01/10) – MBIA Insured
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/15/23	7/13 at 100.00	Aaa	1,352,556
	(Pre-refunded 7/15/13) – FGIC Insured
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	Aaa	1,830,651
	Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – MBIA Insured
2,110	Fayette County, Pennsylvania, General Obligation Bonds, Series 2000, 5.625%, 11/15/28	11/10 at 100.00	AAA	2,298,993
	(Pre-refunded 11/15/10) – AMBAC Insured
2,425	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1 (4)	2,734,406
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
2,600	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	3/13 at 100.00	Aaa	2,881,554
	Series 2003, 5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured
1,060	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,226,971
	1976, 7.625%, 7/01/15 (ETM)
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	5/08 at 101.00	Aaa	1,017,880
	Series 1998, 5.250%, 5/01/23 (Pre-refunded 5/01/08) – MBIA Insured
2,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/10 at 100.00	AA (4)	2,277,198
	Series 2000, 6.000%, 6/01/29 (Pre-refunded 6/01/10) – RAAI Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	1,641,450
	2001, 5.000%, 7/15/31 (Pre-refunded 7/15/11) – MBIA Insured
3,905	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	4,313,033
	University, Series 2002, 5.000%, 1/01/32 (Pre-refunded 1/01/13)
5,750	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Second Series 1999,	7/09 at 101.00	AAA	6,039,340
	5.000%, 7/01/29 (Pre-refunded 7/01/09) – FSA Insured
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
825	6.500%, 12/01/11 (ETM)	No Opt. Call	AAA	895,983
3,740	6.650%, 12/01/19 (ETM)	No Opt. Call	AAA	4,606,221
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,161,556
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
1,930	5.000%, 2/01/20 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	2,136,317
1,955	5.000%, 2/01/21 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	2,163,990
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,505,382
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+ (4)	2,812,250
	College Project, Series 2001, 5.900%, 12/15/18 (Pre-refunded 12/15/11)
1,265	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	1,601,895
	Bonds, Series 1985A, 9.500%, 11/15/14

44,240	Total U.S. Guaranteed			49,353,363

	Utilities – 13.6% (8.6% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Aaa	1,165,275
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
8,000	Beaver County Industrial Development Authority, Pennsylvania, Exempt Facilities Revenue Bonds,	6/08 at 102.00	AAA	8,147,920
	Shippingport Project, Series 1998A, 5.375%, 6/01/28 – AMBAC Insured (Alternative Minimum Tax)
2,280	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,346,872
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	5/08 at 101.00	AAA	7,750,908
	Bonds, Metropolitan Edison Company, Series 1997A, 5.950%, 5/01/27 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	6/12 at 101.00	Baa1	2,003,380
	Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	Aaa	2,129,747
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	728,014
	5.000%, 9/01/26 – FSA Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	1,102,910
	2003, 5.375%, 7/01/19 – FSA Insured
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series 1998, Series 42P, 5.000%,	10/17 at 100.00	Aaa	5,030,356
	10/01/37 – AMBAC Insured (UB)

29,895	Total Utilities			30,405,382

	Water and Sewer – 12.0% (7.6% of Total Investments)
305	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AAA	321,863
	5.500%, 12/01/30 – MBIA Insured
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – MBIA Insured	12/15 at 100.00	AAA	2,034,501
2,545	5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AAA	2,630,614
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,720,000
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	Aaa	4,103,760
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured
	(Alternative Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,145,200
	2004, 5.000%, 7/15/22 – FSA Insured
1,315	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,398,647
	4/01/21 – MBIA Insured
3,360	Mercer County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	7/10 at 100.00	AAA	3,502,565
	Consumers Water Company, Shenango Valley Division Project, Series 2000, 6.000%, 7/01/30 –
	MBIA Insured (Alternative Minimum Tax)
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	Aaa	1,194,036
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	Aaa	2,645,881
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,116,020
	7/01/23 – FSA Insured
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,067,060
	12/01/34 – FSA Insured

25,600	Total Water and Sewer			26,880,147

$ 346,710	Total Long-Term Investments (cost $337,533,238) – 155.6%			347,574,758

	Short-Term Investments – 2.3% (1.4% of Total Investments)
1,650	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Variable Rate Demand		VMIG-1	1,650,000
	Obligations, Conemaugh Valley Memorial Hospital, Series 2005C, 6.000%, 7/01/29 – RAAI
	Insured (5)
3,380	Washington County Industrial Development Authority, Pennsylvania, Health Care Facilities		A-1	3,379,763
	Revenue Bonds, Variable Rate Demand Obligations, Presbyterian Senior Care Southminster
	Project, Series 2000, 5.000%, 1/01/30 – RAAI Insured (5)

$ 5,030	Total Short-Term Investments (cost $5,029,763)			5,029,763

	Total Investments (cost $342,563,001) – 157.9%			352,604,521

	Floating Rate Obligations – (7.0)%			(15,705,000)

	Other Assets Less Liabilities – 2.0%			4,463,362

	Preferred Shares, at Liquidation Value – (52.9)% (6)			(118,100,000)

	Net Assets Applicable to Common Shares – 100%			$223,262,883

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

Goldman Sachs	$5,750,000	Reveive	3-Month USD-LIBOR	5.593%	Semi-Annually	10/01/08	10/01/37	$(635,844)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.5)%.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $326,654,826.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$14,037,354
Depreciation	(3,810,142)

Net unrealized appreciation (depreciation) of investments	$10,227,212

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.